Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	60 Months Ended	84 Months Ended	96 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000226769_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226769_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	$ 1,000,000,000
C000226769_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,013,372,418
C000226769_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	944,398,235
C000226769_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,144,898,873
C000226769_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,209,269,129
C000226769_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2055 Composite Index℠
C000226769_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226769_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,031,497,482
C000226769_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	955,734,871
C000226769_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,148,236,910
C000226769_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,223,433,008
C000226769_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000226769_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226769_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,127,571,059
C000226769_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,040,427,377
C000226769_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,351,318,995
C000226769_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,462,825,686
C000204358_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2010 Fund
C000204358_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204358_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,137
C000204358_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,080
C000204358_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,124
C000204358_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,073
C000204358_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,432
C000204358_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,254
C000204358_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,901
C000204358_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000204358_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204358_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,147
C000204358_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,290
C000204358_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,077
C000204358_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,146
C000204358_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,556
C000204358_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,434
C000204358_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000204358_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204358_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204358_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204358_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204358_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204358_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204358_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204358_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204358_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000250732_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000250732_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000250732_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,734
C000250732_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250732_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250732_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250732_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250732_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250732_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000212325_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000212325_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212325_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,666
C000212325_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,498
C000212325_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,953
C000212325_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,959
C000212325_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,674
C000212325_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,515
C000212325_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2065 Composite Index℠
C000212325_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212325_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212325_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212325_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212325_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212325_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212325_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212325_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212325_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212325_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212325_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212325_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212325_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212325_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212325_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000226779_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226779_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226779_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,013,612,629
C000226779_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	944,578,737
C000226779_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,143,853,411
C000226779_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,209,156,691
C000226779_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000226779_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226779_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,031,497,482
C000226779_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	955,734,871
C000226779_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,148,236,910
C000226779_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,223,433,008
C000226779_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000226779_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226779_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,127,571,059
C000226779_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,040,427,377
C000226779_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,351,318,995
C000226779_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,462,825,686
C000204382_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204382_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204382_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,047
C000204382_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,610
C000204382_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,958
C000204382_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,074
C000204382_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,192
C000204382_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,689
C000204382_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,409
C000204382_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000204382_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204382_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,043
C000204382_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,773
C000204382_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,764
C000204382_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,051
C000204382_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,167
C000204382_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,642
C000204382_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,434
C000204382_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204382_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204382_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204382_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204382_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204382_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204382_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204382_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204382_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204398_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204398_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204398_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,971
C000204398_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,380
C000204398_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,150
C000204398_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,327
C000204398_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,415
C000204398_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,135
C000204398_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,867
C000204398_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000204398_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204398_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,983
C000204398_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,554
C000204398_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,953
C000204398_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,325
C000204398_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,423
C000204398_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,120
C000204398_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,955
C000204398_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204398_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204398_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204398_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204398_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204398_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204398_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204398_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204398_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204359_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204359_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204359_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,081
C000204359_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,922
C000204359_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,812
C000204359_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,648
C000204359_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,926
C000204359_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,592
C000204359_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,075
C000204359_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000204359_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204359_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,147
C000204359_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,290
C000204359_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,077
C000204359_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,146
C000204359_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,556
C000204359_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,434
C000204359_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000204359_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204359_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204359_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204359_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204359_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204359_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204359_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204359_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204359_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204317_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204317_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204317_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,488
C000204317_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,472
C000204317_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,134
C000204317_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,499
C000204317_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,480
C000204317_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,020
C000204317_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,756
C000204317_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000204317_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204317_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204317_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204317_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204317_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204317_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204317_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204317_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204317_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204317_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204317_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204317_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204317_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204317_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204317_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204317_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204317_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204381_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204381_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204381_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,060
C000204381_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,629
C000204381_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,986
C000204381_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,122
C000204381_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,244
C000204381_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,759
C000204381_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,499
C000204381_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000204381_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204381_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,043
C000204381_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,773
C000204381_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,764
C000204381_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,051
C000204381_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,167
C000204381_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,642
C000204381_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,434
C000204381_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204381_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204381_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204381_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204381_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204381_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204381_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204381_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204381_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204341_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204341_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204341_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,813
C000204341_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,712
C000204341_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,432
C000204341_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,740
C000204341_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,640
C000204341_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,139
C000204341_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,792
C000204341_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000204341_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204341_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204341_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204341_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204341_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204341_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204341_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204341_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204341_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204341_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204341_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204341_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204341_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204341_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204341_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204341_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204341_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204391_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204391_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204391_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,985
C000204391_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,399
C000204391_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,186
C000204391_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,376
C000204391_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,472
C000204391_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,212
C000204391_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,966
C000204391_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000204391_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204391_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,983
C000204391_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,554
C000204391_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,953
C000204391_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,325
C000204391_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,423
C000204391_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,120
C000204391_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,955
C000204391_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204391_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204391_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204391_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204391_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204391_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204391_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204391_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204391_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204390_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204390_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204390_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,989
C000204390_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,418
C000204390_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,216
C000204390_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,422
C000204390_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,534
C000204390_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,303
C000204390_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,062
C000204390_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000204390_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204390_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,983
C000204390_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,554
C000204390_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,953
C000204390_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,325
C000204390_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,423
C000204390_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,120
C000204390_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,955
C000204390_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204390_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204390_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204390_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204390_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204390_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204390_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204390_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204390_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204327_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204327_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204327_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,288
C000204327_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,308
C000204327_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,914
C000204327_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,314
C000204327_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,338
C000204327_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,887
C000204327_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,648
C000204327_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000204327_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204327_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204327_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204327_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204327_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204327_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204327_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204327_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204327_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204327_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204327_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204327_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204327_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204327_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204327_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204327_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204327_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000226770_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226770_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226770_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,013,582,186
C000226770_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	944,029,295
C000226770_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,144,377,333
C000226770_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,209,218,726
C000226770_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2060 Composite Index℠
C000226770_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226770_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,031,497,482
C000226770_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	955,734,871
C000226770_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,148,236,910
C000226770_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,223,433,008
C000226770_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000226770_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226770_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,127,571,059
C000226770_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,040,427,377
C000226770_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,351,318,995
C000226770_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,462,825,686
C000204355_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204355_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204355_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,138
C000204355_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,095
C000204355_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,154
C000204355_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,120
C000204355_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,490
C000204355_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,321
C000204355_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,984
C000204355_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000204355_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204355_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,147
C000204355_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,290
C000204355_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,077
C000204355_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,146
C000204355_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,556
C000204355_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,434
C000204355_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000204355_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204355_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204355_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204355_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204355_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204355_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204355_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204355_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204355_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204334_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204334_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204334_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,881
C000204334_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,882
C000204334_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,863
C000204334_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,363
C000204334_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,371
C000204334_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,202
C000204334_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,100
C000204334_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000204334_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204334_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204334_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204334_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204334_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204334_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204334_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204334_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204334_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204334_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204334_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204334_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204334_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204334_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204334_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204334_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204334_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204363_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204363_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204363_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,112
C000204363_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,924
C000204363_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,475
C000204363_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,510
C000204363_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,786
C000204363_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,868
C000204363_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,566
C000204363_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000204363_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204363_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000204363_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,092
C000204363_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,336
C000204363_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,479
C000204363_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,773
C000204363_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,850
C000204363_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,583
C000204363_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204363_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204363_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204363_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204363_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204363_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204363_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204363_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204363_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204325_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204325_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204325_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,875
C000204325_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,875
C000204325_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,856
C000204325_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,344
C000204325_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,355
C000204325_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,186
C000204325_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,091
C000204325_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000204325_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204325_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204325_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204325_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204325_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204325_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204325_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204325_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204325_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204325_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204325_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204325_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204325_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204325_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204325_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204325_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204325_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000212322_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000212322_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212322_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,680
C000212322_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,549
C000212322_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,023
C000212322_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,065
C000212322_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,821
C000212322_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,711
C000212322_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2065 Composite Index℠
C000212322_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212322_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212322_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212322_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212322_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212322_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212322_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212322_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212322_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212322_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212322_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212322_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212322_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212322_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212322_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000204361_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204361_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204361_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,542
C000204361_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,463
C000204361_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,352
C000204361_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,272
C000204361_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,650
C000204361_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,385
C000204361_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,956
C000204361_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000204361_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204361_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,147
C000204361_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,290
C000204361_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,077
C000204361_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,146
C000204361_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,556
C000204361_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,434
C000204361_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000204361_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204361_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204361_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204361_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204361_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204361_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204361_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204361_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204361_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204411_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204411_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204411_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,881
C000204411_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,876
C000204411_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,840
C000204411_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,308
C000204411_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,297
C000204411_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,965
C000204411_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,853
C000204411_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000204411_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204411_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204411_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204411_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204411_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,229
C000204411_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,178
C000204411_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,712
C000204411_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,727
C000204411_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204411_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204411_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204411_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204411_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204411_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204411_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204411_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204411_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204366_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204366_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204366_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000204366_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,906
C000204366_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,452
C000204366_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,469
C000204366_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,736
C000204366_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,795
C000204366_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,465
C000204366_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000204366_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204366_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000204366_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,092
C000204366_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,336
C000204366_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,479
C000204366_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,773
C000204366_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,850
C000204366_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,583
C000204366_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204366_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204366_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204366_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204366_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204366_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204366_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204366_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204366_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204331_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2055 Fund
C000204331_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204331_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,865
C000204331_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,856
C000204331_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,794
C000204331_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,257
C000204331_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,250
C000204331_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,024
C000204331_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,879
C000204331_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000204331_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204331_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204331_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204331_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204331_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204331_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204331_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204331_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204331_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204331_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204331_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204331_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204331_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204331_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204331_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204331_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204331_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204400_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204400_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204400_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,903
C000204400_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,055
C000204400_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,579
C000204400_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,925
C000204400_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,964
C000204400_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,156
C000204400_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,974
C000204400_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000204400_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204400_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,897
C000204400_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,181
C000204400_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,259
C000204400_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,817
C000204400_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,836
C000204400_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,933
C000204400_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,853
C000204400_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204400_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204400_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204400_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204400_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204400_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204400_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204400_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204400_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204397_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204397_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204397_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,383
C000204397_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,812
C000204397_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,312
C000204397_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,442
C000204397_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,568
C000204397_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,135
C000204397_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,780
C000204397_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000204397_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204397_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,983
C000204397_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,554
C000204397_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,953
C000204397_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,325
C000204397_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,423
C000204397_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,120
C000204397_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,955
C000204397_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204397_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204397_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204397_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204397_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204397_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204397_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204397_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204397_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204310_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204310_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204310_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,879
C000204310_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,881
C000204310_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,865
C000204310_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,352
C000204310_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,361
C000204310_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,196
C000204310_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,102
C000204310_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000204310_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204310_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204310_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204310_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204310_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204310_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204310_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204310_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204310_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204310_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204310_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204310_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204310_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204310_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204310_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204310_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204310_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204316_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204316_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204316_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,278
C000204316_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,315
C000204316_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,913
C000204316_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,303
C000204316_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,336
C000204316_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,876
C000204316_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,642
C000204316_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000204316_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204316_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204316_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204316_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204316_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204316_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204316_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204316_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204316_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204316_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204316_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204316_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204316_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204316_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204316_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204316_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204316_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204393_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204393_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204393_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,985
C000204393_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,403
C000204393_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,184
C000204393_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,374
C000204393_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,474
C000204393_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,223
C000204393_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,963
C000204393_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000204393_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204393_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,983
C000204393_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,554
C000204393_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,953
C000204393_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,325
C000204393_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,423
C000204393_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,120
C000204393_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,955
C000204393_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204393_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204393_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204393_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204393_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204393_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204393_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204393_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204393_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204343_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204343_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204343_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,283
C000204343_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,305
C000204343_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,904
C000204343_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,301
C000204343_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,326
C000204343_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,880
C000204343_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,645
C000204343_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000204343_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204343_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204343_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204343_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204343_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204343_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204343_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204343_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204343_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204343_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204343_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204343_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204343_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204343_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204343_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204343_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204343_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204376_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2020 Fund
C000204376_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204376_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,063
C000204376_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,723
C000204376_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,700
C000204376_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,757
C000204376_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,913
C000204376_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,175
C000204376_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,860
C000204376_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000204376_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204376_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,073
C000204376_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,915
C000204376_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,584
C000204376_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,802
C000204376_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,972
C000204376_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,254
C000204376_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,017
C000204376_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204376_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204376_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204376_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204376_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204376_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204376_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204376_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204376_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204311_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204311_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204311_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,865
C000204311_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,865
C000204311_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,832
C000204311_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,295
C000204311_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,304
C000204311_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,109
C000204311_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,993
C000204311_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000204311_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204311_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204311_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204311_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204311_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204311_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204311_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204311_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204311_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204311_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204311_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204311_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204311_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204311_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204311_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204311_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204311_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000250730_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
C000250730_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250730_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,350
C000250730_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250730_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250730_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250730_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250730_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250730_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000204415_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204415_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204415_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,294
C000204415_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,311
C000204415_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,928
C000204415_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,312
C000204415_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,330
C000204415_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,752
C000204415_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,517
C000204415_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000204415_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204415_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204415_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204415_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204415_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,229
C000204415_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,178
C000204415_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,712
C000204415_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,727
C000204415_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204415_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204415_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204415_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204415_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204415_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204415_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204415_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204415_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204385_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2025 Fund
C000204385_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204385_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,042
C000204385_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,595
C000204385_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,928
C000204385_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,030
C000204385_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,141
C000204385_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,615
C000204385_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,307
C000204385_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000204385_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204385_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,043
C000204385_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,773
C000204385_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,764
C000204385_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,051
C000204385_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,167
C000204385_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,642
C000204385_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,434
C000204385_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204385_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204385_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204385_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204385_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204385_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204385_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204385_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204385_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204340_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204340_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204340_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,869
C000204340_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,846
C000204340_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,784
C000204340_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,243
C000204340_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,239
C000204340_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,008
C000204340_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,878
C000204340_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000204340_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204340_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204340_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204340_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204340_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204340_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204340_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204340_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204340_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204340_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204340_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204340_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204340_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204340_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204340_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204340_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204340_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204388_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204388_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204388_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,452
C000204388_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,005
C000204388_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,103
C000204388_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,174
C000204388_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,308
C000204388_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,644
C000204388_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,261
C000204388_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000204388_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204388_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,043
C000204388_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,773
C000204388_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,764
C000204388_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,051
C000204388_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,167
C000204388_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,642
C000204388_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,434
C000204388_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204388_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204388_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204388_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204388_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204388_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204388_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204388_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204388_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000226778_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226778_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226778_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,012,757,689
C000226778_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	942,915,294
C000226778_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,133,613,785
C000226778_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,198,504,362
C000226778_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2040 Composite Index℠
C000226778_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226778_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,031,285,726
C000226778_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	955,126,569
C000226778_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,138,795,898
C000226778_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,212,374,114
C000226778_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000226778_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226778_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,127,571,059
C000226778_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,040,427,377
C000226778_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,351,318,995
C000226778_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,462,825,686
C000250736_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom® Blend 2070 Fund
C000250736_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250736_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,348
C000250736_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250736_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250736_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250736_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250736_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250736_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000226766_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226766_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226766_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	984,783,796
C000226766_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	943,966,332
C000226766_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	998,224,638
C000226766_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,052,781,532
C000226766_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Income Composite Index℠
C000226766_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226766_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	990,005,562
C000226766_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	952,227,677
C000226766_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,010,725,618
C000226766_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,066,703,593
C000226766_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000226766_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226766_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	953,978,249
C000226766_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	908,346,598
C000226766_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	923,769,593
C000226766_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	968,845,888
C000226768_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226768_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226768_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,013,815,823
C000226768_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	944,036,734
C000226768_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,143,995,705
C000226768_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,208,791,651
C000226768_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2050 Composite Index℠
C000226768_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226768_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,031,497,482
C000226768_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	955,734,871
C000226768_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,148,236,910
C000226768_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,223,433,008
C000226768_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000226768_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226768_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,127,571,059
C000226768_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,040,427,377
C000226768_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,351,318,995
C000226768_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,462,825,686
C000204402_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204402_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204402_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,903
C000204402_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,059
C000204402_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,576
C000204402_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,926
C000204402_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,964
C000204402_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,156
C000204402_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,974
C000204402_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000204402_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204402_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,897
C000204402_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,181
C000204402_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,259
C000204402_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,817
C000204402_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,836
C000204402_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,933
C000204402_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,853
C000204402_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204402_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204402_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204402_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204402_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204402_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204402_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204402_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204402_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204357_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204357_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204357_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,138
C000204357_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,097
C000204357_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,159
C000204357_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,113
C000204357_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,489
C000204357_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,321
C000204357_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,981
C000204357_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000204357_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204357_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,147
C000204357_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,290
C000204357_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,077
C000204357_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,146
C000204357_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,556
C000204357_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,434
C000204357_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000204357_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204357_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204357_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204357_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204357_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204357_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204357_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204357_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204357_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204339_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204339_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204339_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,872
C000204339_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,868
C000204339_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,828
C000204339_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,295
C000204339_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,292
C000204339_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,099
C000204339_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,984
C000204339_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000204339_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204339_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204339_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204339_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204339_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204339_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204339_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204339_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204339_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204339_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204339_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204339_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204339_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204339_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204339_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204339_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204339_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204337_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204337_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204337_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,872
C000204337_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,863
C000204337_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,828
C000204337_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,295
C000204337_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,300
C000204337_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,099
C000204337_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,990
C000204337_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000204337_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204337_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204337_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204337_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204337_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204337_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204337_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204337_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204337_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204337_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204337_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204337_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204337_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204337_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204337_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204337_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204337_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000226772_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226772_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226772_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	987,724,421
C000226772_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	938,405,919
C000226772_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,007,412,211
C000226772_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,062,884,059
C000226772_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2010 Composite Index℠
C000226772_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226772_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	995,730,213
C000226772_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	947,416,539
C000226772_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,019,345,215
C000226772_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,076,807,392
C000226772_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000226772_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226772_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	953,978,249
C000226772_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	908,346,598
C000226772_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	923,769,593
C000226772_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	968,845,888
C000204326_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2050 Fund
C000204326_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204326_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,861
C000204326_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,846
C000204326_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,793
C000204326_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,247
C000204326_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,228
C000204326_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,010
C000204326_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,870
C000204326_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000204326_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204326_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204326_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204326_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204326_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204326_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204326_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204326_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204326_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204326_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204326_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204326_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204326_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204326_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204326_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204326_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204326_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204403_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2035 Fund
C000204403_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204403_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,904
C000204403_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,045
C000204403_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,541
C000204403_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,877
C000204403_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,907
C000204403_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,078
C000204403_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,865
C000204403_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000204403_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204403_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,897
C000204403_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,181
C000204403_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,259
C000204403_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,817
C000204403_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,836
C000204403_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,933
C000204403_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,853
C000204403_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204403_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204403_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204403_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204403_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204403_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204403_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204403_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204403_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204408_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204408_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204408_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,886
C000204408_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,890
C000204408_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,878
C000204408_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,359
C000204408_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,356
C000204408_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,050
C000204408_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,960
C000204408_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000204408_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204408_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204408_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204408_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204408_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,229
C000204408_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,178
C000204408_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,712
C000204408_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,727
C000204408_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204408_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204408_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204408_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204408_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204408_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204408_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204408_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204408_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204416_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204416_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204416_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,867
C000204416_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,864
C000204416_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,803
C000204416_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,250
C000204416_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,238
C000204416_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,871
C000204416_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,739
C000204416_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000204416_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204416_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204416_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204416_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204416_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,229
C000204416_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,178
C000204416_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,712
C000204416_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,727
C000204416_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204416_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204416_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204416_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204416_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204416_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204416_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204416_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204416_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204354_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204354_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204354_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,152
C000204354_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,107
C000204354_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,189
C000204354_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,156
C000204354_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,546
C000204354_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,392
C000204354_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,073
C000204354_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000204354_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204354_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,147
C000204354_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,290
C000204354_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,077
C000204354_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,146
C000204354_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,556
C000204354_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,434
C000204354_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000204354_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204354_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204354_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204354_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204354_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204354_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204354_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204354_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204354_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204396_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204396_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204396_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,596
C000204396_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,978
C000204396_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,528
C000204396_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,626
C000204396_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,707
C000204396_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,263
C000204396_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,881
C000204396_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000204396_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204396_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,983
C000204396_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,554
C000204396_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,953
C000204396_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,325
C000204396_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,423
C000204396_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,120
C000204396_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,955
C000204396_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204396_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204396_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204396_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204396_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204396_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204396_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204396_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204396_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204377_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204377_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204377_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,008
C000204377_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,566
C000204377_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,377
C000204377_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,307
C000204377_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,377
C000204377_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,459
C000204377_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,972
C000204377_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000204377_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204377_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,073
C000204377_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,915
C000204377_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,584
C000204377_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,802
C000204377_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,972
C000204377_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,254
C000204377_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,017
C000204377_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204377_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204377_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204377_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204377_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204377_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204377_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204377_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204377_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000226777_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226777_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226777_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,006,450,796
C000226777_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	939,010,012
C000226777_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,099,024,598
C000226777_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,159,916,382
C000226777_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2035 Composite Index℠
C000226777_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226777_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,021,979,150
C000226777_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	949,435,446
C000226777_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,104,524,139
C000226777_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,172,536,505
C000226777_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000226777_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226777_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,127,571,059
C000226777_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,040,427,377
C000226777_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,351,318,995
C000226777_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,462,825,686
C000250729_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class
C000250729_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000250729_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,036,767,123
C000250729_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250729_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000250729_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,044,146,597
C000250729_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250729_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000250729_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,038,049,093
C000204344_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2060 Fund
C000204344_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204344_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,873
C000204344_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,851
C000204344_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,788
C000204344_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,244
C000204344_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,229
C000204344_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,013
C000204344_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,873
C000204344_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000204344_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204344_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204344_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204344_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204344_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204344_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204344_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204344_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204344_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204344_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204344_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204344_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204344_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204344_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204344_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204344_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204344_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204370_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204370_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204370_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,505
C000204370_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,279
C000204370_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,624
C000204370_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,598
C000204370_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,885
C000204370_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,818
C000204370_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,409
C000204370_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000204370_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204370_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000204370_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,092
C000204370_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,336
C000204370_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,479
C000204370_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,773
C000204370_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,850
C000204370_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,583
C000204370_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204370_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204370_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204370_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204370_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204370_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204370_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204370_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204370_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204364_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204364_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204364_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000204364_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,902
C000204364_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,451
C000204364_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,470
C000204364_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,733
C000204364_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,789
C000204364_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,469
C000204364_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000204364_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204364_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000204364_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,092
C000204364_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,336
C000204364_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,479
C000204364_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,773
C000204364_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,850
C000204364_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,583
C000204364_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204364_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204364_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204364_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204364_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204364_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204364_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204364_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204364_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000212327_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000212327_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212327_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,680
C000212327_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,529
C000212327_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,992
C000212327_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,017
C000212327_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,746
C000212327_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,608
C000212327_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2065 Composite Index℠
C000212327_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212327_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212327_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212327_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212327_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212327_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212327_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212327_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212327_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212327_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212327_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212327_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212327_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212327_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212327_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000204360_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204360_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204360_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,749
C000204360_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,645
C000204360_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,551
C000204360_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,443
C000204360_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,780
C000204360_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,501
C000204360_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,039
C000204360_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000204360_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204360_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,147
C000204360_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,290
C000204360_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,077
C000204360_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,146
C000204360_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,556
C000204360_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,434
C000204360_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000204360_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204360_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204360_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204360_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204360_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204360_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204360_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204360_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204360_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204320_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204320_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204320_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,811
C000204320_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,710
C000204320_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,432
C000204320_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,748
C000204320_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,640
C000204320_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,132
C000204320_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,797
C000204320_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000204320_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204320_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204320_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204320_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204320_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204320_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204320_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204320_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204320_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204320_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204320_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204320_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204320_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204320_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204320_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204320_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204320_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000212324_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000212324_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212324_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,606
C000212324_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,272
C000212324_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,566
C000212324_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,487
C000212324_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,948
C000212324_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,590
C000212324_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2065 Composite Index℠
C000212324_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212324_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212324_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212324_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212324_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212324_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212324_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212324_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212324_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212324_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212324_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212324_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212324_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212324_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212324_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000204330_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204330_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204330_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,873
C000204330_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,854
C000204330_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,798
C000204330_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,256
C000204330_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,249
C000204330_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,020
C000204330_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,886
C000204330_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000204330_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204330_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204330_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204330_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204330_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204330_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204330_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204330_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204330_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204330_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204330_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204330_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204330_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204330_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204330_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204330_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204330_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204389_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204389_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204389_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,043
C000204389_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,595
C000204389_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,924
C000204389_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,027
C000204389_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,137
C000204389_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,610
C000204389_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,312
C000204389_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000204389_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204389_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,043
C000204389_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,773
C000204389_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,764
C000204389_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,051
C000204389_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,167
C000204389_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,642
C000204389_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,434
C000204389_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204389_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204389_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204389_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204389_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204389_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204389_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204389_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204389_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000250728_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000250728_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250728_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,344
C000250728_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250728_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250728_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250728_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250728_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250728_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000204322_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204322_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204322_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,872
C000204322_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,861
C000204322_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,830
C000204322_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,300
C000204322_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,289
C000204322_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,093
C000204322_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,988
C000204322_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000204322_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204322_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204322_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204322_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204322_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204322_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204322_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204322_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204322_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204322_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204322_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204322_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204322_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204322_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204322_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204322_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204322_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204306_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204306_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204306_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,820
C000204306_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,952
C000204306_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,112
C000204306_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,944
C000204306_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,412
C000204306_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,938
C000204306_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,450
C000204306_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000204306_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204306_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,223
C000204306_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,623
C000204306_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000204306_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,652
C000204306_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,208
C000204306_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,896
C000204306_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,555
C000204306_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204306_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204306_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204306_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204306_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204306_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204306_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204306_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204306_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000212321_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000212321_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212321_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,670
C000212321_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,524
C000212321_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,993
C000212321_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,019
C000212321_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,744
C000212321_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,606
C000212321_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2065 Composite Index℠
C000212321_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212321_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212321_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212321_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212321_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212321_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212321_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212321_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212321_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212321_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212321_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212321_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212321_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212321_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212321_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000204384_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204384_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204384_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,047
C000204384_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,614
C000204384_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,952
C000204384_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,082
C000204384_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,188
C000204384_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,690
C000204384_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,398
C000204384_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000204384_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204384_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,043
C000204384_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,773
C000204384_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,764
C000204384_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,051
C000204384_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,167
C000204384_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,642
C000204384_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,434
C000204384_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204384_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204384_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204384_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204384_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204384_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204384_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204384_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204384_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000250734_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000250734_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000250734_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,950
C000250734_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250734_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250734_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250734_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250734_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250734_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000226774_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226774_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226774_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	993,083,991
C000226774_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	929,076,701
C000226774_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,029,235,418
C000226774_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,084,912,117
C000226774_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2020 Composite Index℠
C000226774_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226774_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,003,570,704
C000226774_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	938,474,776
C000226774_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,038,976,976
C000226774_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,098,827,110
C000226774_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000226774_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226774_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	953,978,249
C000226774_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	908,346,598
C000226774_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	923,769,593
C000226774_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	968,845,888
C000226775_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226775_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226775_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	995,651,184
C000226775_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	929,242,504
C000226775_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,044,611,715
C000226775_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,100,226,931
C000226775_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2025 Composite Index℠
C000226775_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226775_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,007,265,552
C000226775_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	939,047,637
C000226775_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,052,839,636
C000226775_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,113,960,406
C000226775_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000226775_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226775_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,127,571,059
C000226775_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,040,427,377
C000226775_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,351,318,995
C000226775_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,462,825,686
C000204368_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204368_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204368_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,043
C000204368_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,738
C000204368_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,102
C000204368_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,989
C000204368_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,160
C000204368_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,025
C000204368_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,533
C000204368_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000204368_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204368_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000204368_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,092
C000204368_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,336
C000204368_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,479
C000204368_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,773
C000204368_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,850
C000204368_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,583
C000204368_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204368_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204368_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204368_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204368_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204368_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204368_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204368_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204368_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204335_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204335_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204335_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,877
C000204335_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,867
C000204335_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,834
C000204335_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,307
C000204335_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,311
C000204335_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,106
C000204335_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,998
C000204335_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000204335_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204335_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204335_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204335_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204335_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204335_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204335_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204335_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204335_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204335_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204335_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204335_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204335_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204335_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204335_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204335_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204335_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000212329_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom® Blend 2065 Fund
C000212329_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212329_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,672
C000212329_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,502
C000212329_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,953
C000212329_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,969
C000212329_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,676
C000212329_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,523
C000212329_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2065 Composite Index℠
C000212329_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212329_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212329_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212329_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212329_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212329_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212329_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212329_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212329_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212329_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212329_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212329_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212329_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212329_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212329_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000204328_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204328_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204328_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,501
C000204328_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,481
C000204328_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,142
C000204328_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,501
C000204328_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,489
C000204328_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,030
C000204328_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,749
C000204328_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000204328_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204328_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204328_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204328_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204328_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204328_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204328_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204328_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204328_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204328_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204328_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204328_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204328_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204328_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204328_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204328_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204328_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204336_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204336_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204336_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,876
C000204336_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,876
C000204336_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,862
C000204336_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,347
C000204336_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,359
C000204336_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,189
C000204336_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,095
C000204336_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000204336_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204336_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204336_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204336_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204336_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204336_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204336_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204336_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204336_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204336_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204336_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204336_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204336_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204336_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204336_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204336_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204336_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204305_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204305_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204305_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,145
C000204305_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,232
C000204305_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,368
C000204305_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,136
C000204305_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,548
C000204305_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,019
C000204305_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,478
C000204305_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000204305_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204305_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,223
C000204305_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,623
C000204305_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000204305_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,652
C000204305_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,208
C000204305_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,896
C000204305_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,555
C000204305_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204305_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204305_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204305_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204305_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204305_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204305_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204305_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204305_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204386_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204386_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204386_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,988
C000204386_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,444
C000204386_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,596
C000204386_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,576
C000204386_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,586
C000204386_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,877
C000204386_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,402
C000204386_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000204386_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204386_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,043
C000204386_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,773
C000204386_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,764
C000204386_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,051
C000204386_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,167
C000204386_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,642
C000204386_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,434
C000204386_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204386_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204386_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204386_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204386_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204386_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204386_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204386_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204386_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204406_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204406_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204406_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,314
C000204406_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,486
C000204406_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,683
C000204406_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,961
C000204406_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,024
C000204406_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,009
C000204406_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,713
C000204406_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000204406_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204406_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,897
C000204406_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,181
C000204406_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,259
C000204406_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,817
C000204406_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,836
C000204406_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,933
C000204406_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,853
C000204406_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204406_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204406_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204406_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204406_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204406_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204406_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204406_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204406_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204313_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204313_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204313_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,865
C000204313_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,868
C000204313_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,831
C000204313_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,297
C000204313_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,296
C000204313_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,107
C000204313_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,994
C000204313_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000204313_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204313_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204313_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204313_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204313_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204313_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204313_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204313_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204313_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204313_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204313_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204313_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204313_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204313_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204313_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204313_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204313_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204372_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204372_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204372_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,077
C000204372_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,753
C000204372_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,766
C000204372_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,853
C000204372_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,023
C000204372_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,326
C000204372_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,042
C000204372_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000204372_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204372_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,073
C000204372_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,915
C000204372_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,584
C000204372_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,802
C000204372_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,972
C000204372_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,254
C000204372_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,017
C000204372_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204372_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204372_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204372_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204372_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204372_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204372_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204372_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204372_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204371_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204371_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204371_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,104
C000204371_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,893
C000204371_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,421
C000204371_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,417
C000204371_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,680
C000204371_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,720
C000204371_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,387
C000204371_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000204371_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204371_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000204371_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,092
C000204371_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,336
C000204371_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,479
C000204371_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,773
C000204371_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,850
C000204371_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,583
C000204371_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204371_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204371_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204371_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204371_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204371_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204371_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204371_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204371_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204304_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend Income Fund
C000204304_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204304_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,204
C000204304_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,391
C000204304_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,667
C000204304_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,550
C000204304_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,047
C000204304_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,654
C000204304_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,253
C000204304_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000204304_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204304_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,223
C000204304_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,623
C000204304_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000204304_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,652
C000204304_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,208
C000204304_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,896
C000204304_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,555
C000204304_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204304_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204304_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204304_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204304_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204304_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204304_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204304_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204304_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000226773_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226773_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226773_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	991,183,850
C000226773_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	934,038,301
C000226773_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,019,087,682
C000226773_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,074,766,662
C000226773_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2015 Composite Index℠
C000226773_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226773_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	999,709,906
C000226773_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	943,175,512
C000226773_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,029,444,278
C000226773_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,088,151,217
C000226773_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000226773_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226773_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	953,978,249
C000226773_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	908,346,598
C000226773_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	923,769,593
C000226773_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	968,845,888
C000204379_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204379_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204379_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,476
C000204379_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,130
C000204379_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,894
C000204379_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,917
C000204379_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,092
C000204379_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,245
C000204379_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,847
C000204379_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000204379_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204379_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,073
C000204379_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,915
C000204379_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,584
C000204379_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,802
C000204379_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,972
C000204379_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,254
C000204379_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,017
C000204379_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204379_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204379_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204379_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204379_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204379_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204379_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204379_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204379_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204307_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204307_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204307_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,605
C000204307_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,759
C000204307_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,924
C000204307_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,782
C000204307_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,287
C000204307_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,837
C000204307_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,372
C000204307_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000204307_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204307_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,223
C000204307_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,623
C000204307_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000204307_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,652
C000204307_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,208
C000204307_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,896
C000204307_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,555
C000204307_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204307_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204307_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204307_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204307_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204307_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204307_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204307_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204307_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204319_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204319_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204319_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,495
C000204319_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,470
C000204319_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,131
C000204319_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,495
C000204319_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,481
C000204319_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,011
C000204319_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,746
C000204319_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000204319_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204319_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204319_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204319_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204319_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204319_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204319_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204319_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204319_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204319_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204319_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204319_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204319_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204319_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204319_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204319_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204319_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204413_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204413_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204413_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,812
C000204413_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,723
C000204413_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,453
C000204413_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,747
C000204413_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,641
C000204413_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,017
C000204413_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,673
C000204413_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000204413_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204413_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204413_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204413_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204413_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,229
C000204413_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,178
C000204413_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,712
C000204413_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,727
C000204413_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204413_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204413_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204413_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204413_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204413_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204413_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204413_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204413_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204342_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204342_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204342_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,496
C000204342_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,471
C000204342_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,135
C000204342_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,502
C000204342_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,482
C000204342_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,021
C000204342_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,747
C000204342_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000204342_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204342_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204342_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204342_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204342_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204342_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204342_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204342_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204342_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204342_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204342_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204342_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204342_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204342_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204342_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204342_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204342_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204318_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000204318_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,425
C000204318_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,284
C000204318_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,310
C000204318_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,917
C000204318_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,301
C000204318_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,335
C000204318_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,878
C000204318_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,642
C000204318_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000204318_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204318_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204318_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204318_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204318_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204318_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204318_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204318_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204318_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204318_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204318_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204318_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204318_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204318_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204318_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204318_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204318_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000250735_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000250735_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250735_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,352
C000250735_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250735_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250735_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250735_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250735_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250735_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000204369_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204369_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204369_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,714
C000204369_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,472
C000204369_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,826
C000204369_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,778
C000204369_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,014
C000204369_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,937
C000204369_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,498
C000204369_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000204369_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204369_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000204369_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,092
C000204369_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,336
C000204369_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,479
C000204369_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,773
C000204369_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,850
C000204369_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,583
C000204369_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204369_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204369_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204369_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204369_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204369_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204369_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204369_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204369_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000212326_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000212326_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,650
C000212326_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,338
C000212326_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,916
C000212326_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,272
C000212326_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,277
C000212326_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,763
C000212326_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,485
C000212326_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2065 Composite Index℠
C000212326_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212326_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212326_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212326_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212326_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212326_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212326_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212326_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212326_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212326_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212326_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212326_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212326_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212326_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212326_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000204362_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204362_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204362_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,135
C000204362_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,081
C000204362_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,122
C000204362_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,068
C000204362_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,436
C000204362_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,253
C000204362_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,901
C000204362_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000204362_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204362_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,147
C000204362_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,290
C000204362_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,077
C000204362_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,146
C000204362_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,556
C000204362_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,434
C000204362_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000204362_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204362_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204362_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204362_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204362_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204362_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204362_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204362_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204362_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204375_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204375_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204375_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,073
C000204375_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,737
C000204375_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,732
C000204375_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,802
C000204375_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,962
C000204375_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,248
C000204375_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,943
C000204375_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000204375_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204375_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,073
C000204375_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,915
C000204375_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,584
C000204375_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,802
C000204375_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,972
C000204375_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,254
C000204375_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,017
C000204375_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204375_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204375_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204375_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204375_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204375_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204375_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204375_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204375_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204314_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204314_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204314_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,862
C000204314_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,858
C000204314_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,795
C000204314_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,248
C000204314_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,237
C000204314_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,015
C000204314_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,874
C000204314_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000204314_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204314_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204314_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204314_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204314_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204314_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204314_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204314_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204314_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204314_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204314_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204314_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204314_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204314_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204314_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204314_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204314_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204309_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2045 Fund
C000204309_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204309_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,869
C000204309_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,853
C000204309_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,795
C000204309_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,246
C000204309_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,238
C000204309_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,010
C000204309_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,871
C000204309_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000204309_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204309_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204309_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204309_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204309_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204309_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204309_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204309_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204309_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204309_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204309_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204309_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204309_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204309_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204309_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204309_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204309_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204308_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204308_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204308_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,214
C000204308_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,393
C000204308_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,673
C000204308_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,549
C000204308_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,038
C000204308_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,652
C000204308_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,258
C000204308_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000204308_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204308_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,223
C000204308_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,623
C000204308_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000204308_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,652
C000204308_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,208
C000204308_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,896
C000204308_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,555
C000204308_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204308_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204308_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204308_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204308_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204308_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204308_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204308_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204308_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000250733_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000250733_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250733_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,165
C000250733_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250733_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250733_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250733_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250733_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250733_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000204412_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2040 Fund
C000204412_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204412_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,865
C000204412_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,855
C000204412_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,805
C000204412_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,255
C000204412_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,233
C000204412_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,876
C000204412_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,739
C000204412_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000204412_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204412_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204412_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204412_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204412_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,229
C000204412_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,178
C000204412_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,712
C000204412_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,727
C000204412_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204412_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204412_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204412_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204412_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204412_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204412_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204412_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204412_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204395_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204395_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204395_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,919
C000204395_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,231
C000204395_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,808
C000204395_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,853
C000204395_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,860
C000204395_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,373
C000204395_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,915
C000204395_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000204395_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204395_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,983
C000204395_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,554
C000204395_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,953
C000204395_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,325
C000204395_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,423
C000204395_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,120
C000204395_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,955
C000204395_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204395_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204395_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204395_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204395_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204395_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204395_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204395_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204395_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204380_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204380_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204380_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,069
C000204380_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,717
C000204380_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,701
C000204380_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,766
C000204380_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,908
C000204380_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,169
C000204380_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,851
C000204380_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000204380_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204380_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,073
C000204380_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,915
C000204380_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,584
C000204380_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,802
C000204380_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,972
C000204380_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,254
C000204380_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,017
C000204380_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204380_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204380_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204380_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204380_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204380_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204380_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204380_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204380_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204378_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204378_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204378_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,681
C000204378_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,303
C000204378_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,107
C000204378_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,098
C000204378_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,235
C000204378_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,358
C000204378_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,942
C000204378_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000204378_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204378_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,073
C000204378_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,915
C000204378_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,584
C000204378_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,802
C000204378_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,972
C000204378_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,254
C000204378_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,017
C000204378_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204378_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204378_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204378_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204378_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204378_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204378_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204378_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204378_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204409_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204409_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204409_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,881
C000204409_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,871
C000204409_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,837
C000204409_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,306
C000204409_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,294
C000204409_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,968
C000204409_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,845
C000204409_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000204409_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204409_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204409_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204409_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204409_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,229
C000204409_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,178
C000204409_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,712
C000204409_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,727
C000204409_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204409_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204409_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204409_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204409_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204409_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204409_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204409_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204409_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204387_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204387_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204387_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,665
C000204387_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,187
C000204387_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,308
C000204387_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,347
C000204387_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,446
C000204387_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,773
C000204387_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,358
C000204387_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000204387_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204387_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,043
C000204387_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,773
C000204387_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,764
C000204387_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,051
C000204387_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,167
C000204387_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,642
C000204387_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,434
C000204387_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204387_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204387_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204387_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204387_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204387_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204387_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204387_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204387_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204321_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204321_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204321_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,868
C000204321_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,850
C000204321_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,789
C000204321_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,240
C000204321_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,234
C000204321_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,008
C000204321_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,866
C000204321_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000204321_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204321_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204321_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204321_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204321_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204321_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204321_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204321_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204321_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204321_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204321_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204321_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204321_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204321_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204321_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204321_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204321_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204407_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000204407_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204407_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,899
C000204407_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,048
C000204407_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,542
C000204407_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,876
C000204407_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,901
C000204407_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,078
C000204407_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,863
C000204407_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000204407_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204407_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,897
C000204407_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,181
C000204407_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,259
C000204407_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,817
C000204407_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,836
C000204407_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,933
C000204407_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,853
C000204407_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204407_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204407_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204407_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204407_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204407_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204407_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204407_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204407_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000226776_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226776_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226776_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	999,429,080
C000226776_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	933,467,904
C000226776_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,064,863,881
C000226776_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,122,841,877
C000226776_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2030 Composite Index℠
C000226776_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226776_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,011,819,224
C000226776_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	943,332,696
C000226776_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,072,176,713
C000226776_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,135,577,643
C000226776_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000226776_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226776_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,127,571,059
C000226776_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,040,427,377
C000226776_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,351,318,995
C000226776_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,462,825,686
C000204404_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204404_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204404_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,844
C000204404_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,905
C000204404_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,201
C000204404_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,381
C000204404_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,330
C000204404_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,259
C000204404_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,854
C000204404_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000204404_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204404_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,897
C000204404_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,181
C000204404_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,259
C000204404_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,817
C000204404_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,836
C000204404_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,933
C000204404_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,853
C000204404_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204404_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204404_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204404_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204404_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204404_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204404_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204404_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204404_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000250731_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K6
C000250731_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250731_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,360
C000250731_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250731_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250731_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250731_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250731_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250731_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000204394_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2030 Fund
C000204394_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204394_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,974
C000204394_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,382
C000204394_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,150
C000204394_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,329
C000204394_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,417
C000204394_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,134
C000204394_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,859
C000204394_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000204394_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204394_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,983
C000204394_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,554
C000204394_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,953
C000204394_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,325
C000204394_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,423
C000204394_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,120
C000204394_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,955
C000204394_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204394_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204394_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204394_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204394_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204394_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204394_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204394_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204394_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204414_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204414_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204414_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,497
C000204414_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,477
C000204414_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,145
C000204414_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,503
C000204414_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,478
C000204414_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,891
C000204414_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,623
C000204414_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000204414_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204414_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204414_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204414_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204414_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,229
C000204414_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,178
C000204414_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,712
C000204414_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,727
C000204414_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204414_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204414_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204414_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204414_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204414_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204414_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204414_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204414_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204373_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204373_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204373_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,073
C000204373_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,736
C000204373_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,739
C000204373_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,811
C000204373_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,963
C000204373_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,249
C000204373_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,948
C000204373_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000204373_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204373_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,073
C000204373_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,915
C000204373_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,584
C000204373_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,802
C000204373_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,972
C000204373_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,254
C000204373_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,017
C000204373_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204373_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204373_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204373_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204373_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204373_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204373_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204373_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204373_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000212323_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000212323_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,425
C000212323_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,155
C000212323_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,668
C000212323_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,061
C000212323_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,103
C000212323_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,600
C000212323_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,347
C000212323_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2065 Composite Index℠
C000212323_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212323_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212323_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212323_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212323_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212323_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212323_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212323_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212323_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212323_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212323_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212323_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212323_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212323_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212323_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000204329_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204329_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204329_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,807
C000204329_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,716
C000204329_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,443
C000204329_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,754
C000204329_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,646
C000204329_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,140
C000204329_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,806
C000204329_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000204329_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204329_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204329_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204329_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204329_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204329_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204329_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204329_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204329_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204329_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204329_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204329_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204329_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204329_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204329_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204329_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204329_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204405_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000204405_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,650
C000204405_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,525
C000204405_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,662
C000204405_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,899
C000204405_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,157
C000204405_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,169
C000204405_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,149
C000204405_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,820
C000204405_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000204405_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204405_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,897
C000204405_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,181
C000204405_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,259
C000204405_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,817
C000204405_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,836
C000204405_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,933
C000204405_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,853
C000204405_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204405_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204405_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204405_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204405_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204405_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204405_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204405_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204405_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204399_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204399_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204399_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,907
C000204399_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,074
C000204399_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,619
C000204399_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,976
C000204399_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,027
C000204399_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,238
C000204399_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,074
C000204399_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000204399_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204399_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,897
C000204399_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,181
C000204399_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,259
C000204399_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,817
C000204399_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,836
C000204399_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,933
C000204399_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,853
C000204399_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204399_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204399_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204399_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204399_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204399_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204399_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204399_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204399_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204367_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Blend 2015 Fund
C000204367_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204367_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,102
C000204367_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,891
C000204367_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,413
C000204367_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,417
C000204367_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,683
C000204367_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,724
C000204367_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,390
C000204367_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000204367_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204367_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,107
C000204367_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,092
C000204367_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,336
C000204367_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,479
C000204367_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,773
C000204367_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,850
C000204367_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,583
C000204367_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204367_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204367_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204367_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204367_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204367_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204367_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204367_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204367_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204300_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K6
C000204300_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204300_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,224
C000204300_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,426
C000204300_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,729
C000204300_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,634
C000204300_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,140
C000204300_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,787
C000204300_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,427
C000204300_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000204300_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204300_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,223
C000204300_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,623
C000204300_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000204300_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,652
C000204300_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,208
C000204300_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,896
C000204300_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,555
C000204300_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204300_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204300_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204300_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204300_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204300_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204300_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204300_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204300_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204333_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204333_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204333_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,877
C000204333_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,873
C000204333_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,834
C000204333_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,309
C000204333_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,307
C000204333_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,106
C000204333_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,989
C000204333_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000204333_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204333_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204333_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204333_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204333_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204333_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204333_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204333_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204333_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204333_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204333_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204333_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204333_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204333_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204333_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204333_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204333_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204301_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204301_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204301_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,220
C000204301_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,415
C000204301_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,703
C000204301_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,587
C000204301_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,096
C000204301_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,718
C000204301_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,342
C000204301_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000204301_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204301_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,223
C000204301_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,623
C000204301_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000204301_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,652
C000204301_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,208
C000204301_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,896
C000204301_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,555
C000204301_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204301_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204301_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204301_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204301_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204301_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204301_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204301_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204301_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000204315_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000204315_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204315_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,809
C000204315_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,716
C000204315_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,442
C000204315_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,739
C000204315_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,636
C000204315_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,135
C000204315_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,799
C000204315_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000204315_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204315_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204315_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204315_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204315_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204315_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204315_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204315_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204315_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204315_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204315_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204315_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204315_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204315_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204315_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204315_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204315_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,568
C000204303_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000204303_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204303_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,220
C000204303_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,410
C000204303_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,702
C000204303_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,588
C000204303_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,097
C000204303_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,719
C000204303_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,343
C000204303_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Income Composite Index℠
C000204303_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204303_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,223
C000204303_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,623
C000204303_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,687
C000204303_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,652
C000204303_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,208
C000204303_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,896
C000204303_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,555
C000204303_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000204303_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204303_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,395
C000204303_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,324
C000204303_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,404
C000204303_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,931
C000204303_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,408
C000204303_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,585
C000204303_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000226767_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000226767_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226767_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,013,208,062
C000226767_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	943,303,067
C000226767_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,144,260,691
C000226767_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,208,874,656
C000226767_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2045 Composite Index℠
C000226767_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226767_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,031,497,482
C000226767_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	955,734,871
C000226767_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,148,236,910
C000226767_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,223,433,008
C000226767_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000226767_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,000,000,000
C000226767_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,127,571,059
C000226767_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,040,427,377
C000226767_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,351,318,995
C000226767_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,462,825,686
C000204324_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000204324_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204324_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,872
C000204324_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,868
C000204324_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,829
C000204324_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,303
C000204324_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,290
C000204324_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,093
C000204324_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,985
C000204324_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000204324_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204324_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,871
C000204324_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,004
C000204324_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000204324_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,232
C000204324_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,186
C000204324_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,842
C000204324_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,880
C000204324_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000204324_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204324_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,884
C000204324_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,195
C000204324_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,376
C000204324_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,625
C000204324_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,340
C000204324_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,924
C000204324_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 21,568